Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling interests	$ 18,141	$ 924	$ 7,096	$ 3,986	$ 4,401
Mexico [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling interests	5,994		5,879	3,342
Colombia [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling interests	23		22	12
Brazil [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling interests	1,224		$ 1,195	$ 632
Philippinnes [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling interests	$ 10,900